TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 16:-	TAXES ON INCOME

a.	Tax laws applicable to the Company:

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, companies are entitled to various tax benefits by virtue of the "preferred enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the Knesset issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the  Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Conditions for the entitlement to the benefits:

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. Management believes that the Company is meeting the aforementioned conditions.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company was entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.	Tax rates applicable to the Company:

1.	The Israeli corporate income tax rate is 23%.

As the Company has the status of a preferred enterprise, the income tax rate applied is 16%. A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

2.	The tax rates of the Company's active non-Israeli subsidiary is 21%.

c.	Carryforward losses for tax purposes:

As of December 31, 2025 the Company's carryforward operating losses for tax purposes were approximately $0.0 million. Carryforward capital losses for tax purposes were approximately $9.5 million. The Company's carryforward losses for tax purposes and tax credits carryforward do not have expiration dates.

d.	Income tax assessments:

The Company files its income tax return in Israel. Eltek USA files its income tax return in the United States.

In Israel, the Company has received final tax assessments through the 1995 tax year. Assessments through the 2020 tax year are considered final due to statute of limitations. The Israeli tax returns of the Company may be audited by the Israeli Tax Authorities for the tax years beginning in 2021.

Eltek Europe's tax returns remain subject to audit for the tax years beginning in 2015. The tax returns of Eltek USA remain subject to audit for the tax years beginning in 2021.

e.	Income before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Income before income tax expense:
Israel	897	4,976	7,557
Foreign jurisdictions	176	121	160

	1,073	5,097	7,717

f.	Taxes on income (tax benefit) are comprised of the following:

	Year ended December 31,
	2025	2024	2023

Domestic taxes:
Current	162	-	-
Deferred	39	834	1,323

	201	834	1,323

Foreign taxes:
Current	46	39	41
Deferred	-	-	-

Taxes on income (tax benefit), net	247	873	1,364

g.	Reconciliation of the theoretical income tax benefit to the actual income tax expense:

The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU 2023-09

	Year ended December 31,
	2025

Israeli Statutory Corporate Tax Rate	247	23%

Tax benefit arising from "Preferred enterprises"	(75)	(7)%
Foreign tax rate differential in subsidiaries	6	-
Nontaxable and Nondeductible items:
Share based compensation	81	8%
Other adjustments	(12)	(1)%
Total Effective Tax Rate	247	23%

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2024 and 2023 prior the adoption of ASU 2023-09:

	Year ended December 31,
	2024	2023

Income before income tax expense as reported in the consolidated statements of comprehensive income	5,097	7,717

Israel Statutory tax rate	23%	23%

Theoretical tax expense calculated	1,172	1,775

Tax benefit arising from "Preferred enterprises"	(357)	(532)
Foreign tax rate differential in subsidiaries	11	(3)
Non-deductible items and others	47	124

Total	(299)	(411)

Income tax (benefit) expense	873	1,364

h.	Deferred tax assets and liabilities:

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2025	2024

Deferred tax assets:

Net operating loss carryforwards (in Israel)	-	132
Capital loss carryforwards (in Israel)	2,491	2,179
Prepayment for non-deductible expenses	884	886
Reserves and other	457	443

Total gross deferred taxes	3,832	3,640

Less valuation allowance	(2,492)	(2,179)

Deferred tax assets, net	1,340	1,461

Deferred tax liabilities:
Undistributed income of subsidiaries	(216)	(200)
Property and equipment	(737)	(765)

Total deferred tax liabilities	(953)	(965)

Net deferred tax assets	387	496

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. During the year ended December 31, 2025, the Company concluded that, based on its evaluation of available evidence, it was not more likely than not that deferred tax assets related to capital losses carryforwards in Israel were realizable.

i.	Accounting for uncertainty in income taxes:

For the twelve-month periods ended December 31, 2025, 2024 and 2023, the Company did not have any material unrecognized tax positions and thus, no interest and penalties related to unrecognized tax positions were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve-month months.